EARNINGS PER SHARE - Narrative (Details) - shares	1 Months Ended
	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding (shares)		650,000	1,100,000
Management
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised (in shares)	450,000